Note 2 - Investments (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Note 2 - Investments (Details) [Line Items]
Restricted Cash and Investments		$ 25,209,390	$ 26,169,953
Payments to Acquire Mortgage Notes Receivable		3,637,086	2,165,000
Real Estate Investment Property, Net		575,114	614,578
Real Estate Investment Property, Accumulated Depreciation		536,565	497,101
Market Indexed Note				3,000,000
Market Indexed Note, Interest Rate				1.00%
Market Indexed Note, Term				6 years
Market Indexed Note, Participation				110.00%
Derivative Cost Basis				645,000
Percent of Total Value				21.50%
Proceeds From Sale of Market Indexed Note	3,918,083
Gain (Loss) on Sale of Market Index Note	918,083
Commercial Mortgage [Member]
Note 2 - Investments (Details) [Line Items]
Mortgage Loans on Real Estate, Percent of Total		83.20%	99.90%
Commercial Mortgage [Member] | Maximum [Member]
Note 2 - Investments (Details) [Line Items]
Loan to Value Ratio		80.00%
Commercial Mortgage [Member] | Minimum [Member]
Note 2 - Investments (Details) [Line Items]
Debt Service Coverage From Existing Cash Flows		115.00%
Farmers Bank Capital Corporation [Member]
Note 2 - Investments (Details) [Line Items]
Gain (Loss) on Sale of Investments			121,976
Building [Member]
Note 2 - Investments (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		14,006
Residential Mortgage [Member]
Note 2 - Investments (Details) [Line Items]
Payments to Acquire Mortgage Notes Receivable		$ 2,116,000
Fixed Maturities [Member]
Note 2 - Investments (Details) [Line Items]
Minimum Fair Value to Cost Ratio		84.00%	96.00%
Equity Securities [Member]
Note 2 - Investments (Details) [Line Items]
Minimum Fair Value to Cost Ratio		70.00%	100.00%